Other Non-Current Assets (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Apr. 09, 2023
Other Non-Current Assets (Details) [Line Items]
Cash consideration amount	$ 4,600,000
Forecast [Member]
Other Non-Current Assets (Details) [Line Items]
Cash consideration amount		$ 4,000,000